IMMATERIAL CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Jun. 28, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections
IMMATERIAL CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS
In connection with the preparation of the consolidated financial statements for the year ended June 28, 2017, we discovered immaterial errors in prior years relating to the accuracy of the deferred income tax liability, primarily related to property and equipment. While we have concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we have revised our previously-reported consolidated financial statements for the years ended June 29, 2016 and June 24, 2015.

The revisions to our consolidated statements of comprehensive income for the years ended June 29, 2016 and June 24, 2015 are as follows (in thousands, except per share amounts):

	Fifty-Three Week Period Ended June 29, 2016		Fifty-Two Week Period Ended June 24, 2015
	As Reported	As Revised	As Reported	As Revised
Income before provision for income taxes	$286,387	$286,387	$284,277	284,277
Provision for income taxes	85,642	85,767	87,583	89,618
Net income	$200,745	$200,620	$196,694	$194,659

Basic net income per share	$3.47	$3.47	$3.12	$3.09

Diluted net income per share	$3.42	$3.42	$3.05	$3.02

Basic weighted average shares outstanding	57,895	57,895	63,072	63,072

Diluted weighted average shares outstanding	58,684	58,684	64,404	64,404

Other comprehensive loss:
Foreign currency translation adjustment	$(2,964)	$(2,964)	$(7,690)	$(7,690)
Other comprehensive loss	(2,964)	(2,964)	(7,690)	(7,690)
Comprehensive income	$197,781	$197,656	$189,004	$186,969

The revisions to our consolidated balance sheet as of June 29, 2016 were as follows (in thousands):

	June 29, 2016
	As Reported	As Revised

Accounts receivable, net	$43,944	$45,612
Total current assets	176,774	178,442
Deferred income taxes, net	27,003	14,325
Total other assets (a)	249,534	236,856
Total assets (a)	1,469,460	1,458,450

Income taxes payable	18,814	22,022
Total current liabilities	432,443	435,651
Other liabilities	139,423	137,682
Total shareholders’ deficit	(213,099)	(225,576)
Total liabilities and shareholders’ deficit	$1,469,460	$1,458,450
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(a)
During the first quarter of fiscal 2017, we adopted ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, on a retrospective basis. Accordingly, we reclassified the debt issuance cost balances associated with the 2.60% notes and 3.88% notes of $1.0 million and $2.2 million, respectively, from other assets to long-term debt, less current installments on the consolidated balance sheet as of June 29, 2016.

The revisions had no impact on cash flows from operating, investing, or financing activities on the consolidated statements of cash flows for fiscal years 2016 and 2015. The revisions to the consolidated statements of shareholders' deficit include the changes to net income and comprehensive income, as noted above, and a $10.3 million decrease to retained earnings at the beginning of fiscal 2015.